Acquisitions and disposals (Details)	12 Months Ended
Jun. 30, 2021 shares
Number of Shares [member]
Statement [Line Items]
Capitalize share capital, beginning	116,500
Capitalization of share premium and inflation adjustment of share capital	137,722,151
Issuance of ordinary shares	380,000,000
Capitalize share capital, ending	517,838,651
Share Capital [member]
Statement [Line Items]
Capitalize share capital, beginning	116,500
Capitalization of share premium and inflation adjustment of share capital	137,722,151
Issuance of ordinary shares	380,000,000
Capitalize share capital, ending	517,838,651